Reconciliation of Effective Tax Rate Related to Continuing Operations to Statutory United States Federal Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Effective Tax Rates Line Items
Taiwan statutory rate, including taxes on income and retained earnings	23.85%	23.85%	23.85%
Foreign tax differential	42.23%	(3.71%)	(0.17%)
Non-deductible items - impairment charges on goodwill	0.00%	(11.73%)	(16.43%)
Non-deductible - bad debts	(5.16%)	0.00%	0.00%
Changes in unrecognized tax benefits	(3.15%)	(4.12%)	0.00%
Tax-exempted income in foreign jurisdictions	0.00%	3.12%	0.00%
Adjustment for prior year payable	1.81%	0.54%	0.00%
Change in valuation allowance	(52.97%)	(8.83%)	(4.00%)
Tax effect of earnings for equity method investees and certain subsidiaries	0.00%	0.00%	(4.38%)
Other	(5.16%)	0.70%	(4.06%)
Effective rate	1.45%	(0.18%)	(5.19%)